Goodwill And Other Intangible Assets, Net (Schedule Of Goodwill) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Acquired other intangible assets			$ 26,012
Goodwill [Roll Forward]
Balance, at January 1,		$ 616,997
Net translation differences	[1]	3,706
Balance, at December 31,		$ 646,715

[1]	Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.